Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun 30, 2013
Registrant Name	EMERGING MARKETS GROWTH FUND INC
Central Index Key	0000794458
Amendment Flag	false
Document Creation Date	Aug 29, 2013
Document Effective Date	Aug 29, 2013
Prospectus Date	Aug 29, 2013

EMERGING MARKETS GROWTH FUND INC
EMERGING MARKETS GROWTH FUND INC
Investment Objective
The investment objective of the Fund is to seek long-term capital growth.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	EMERGING MARKETS GROWTH FUND INC SHARES OF COMMON STOCK
Maximum Sales Charge Imposed on Purchases	none
Maximum Deferred Sales Charge	none
Maximum Sales Charge Imposed on Reinvested Dividends	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		EMERGING MARKETS GROWTH FUND INC SHARES OF COMMON STOCK
Management Fees		0.63%
Distribution (12b-1) Fees		none
Other Expenses		0.10%
Acquired Fund Fees and Expenses		0.05%
Total Annual Fund Operating Expenses	[1]	0.78%
[1]	The total annual fund operating expenses included in the fee table do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section. The Financial Highlights reflect only the operating expenses of the Fund (management fees and other expenses, as identified above) and do not include fees and expenses related to the Acquired Funds.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 year	3 years	5 years	10 years
EMERGING MARKETS GROWTH FUND INC SHARES OF COMMON STOCK	80	249	433	966

Although this Example assumes an investment of $10,000, your initial investment in the Fund must be at least $100,000.
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.99% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as “emerging markets.” In determining whether an issuer is in a developing country, the Fund will consider whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled, the location of the issuer's principal place of business and/or whether the issuer has substantial assets, or derives significant revenues or profits from developing countries. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. These securities are discussed more fully in the section entitled “Investment Objective, Strategies and Risks.”

The investment adviser uses a system of multiple portfolio managers in managing the Fund’s assets. Under this approach, the portfolio of the Fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The Fund relies on the professional judgment of its investment adviser to make decisions about the Fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

PRINCIPAL RISKS

This section describes the principal risks associated with the Fund’s principal investment strategies. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the Fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the Fund actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

INVESTMENT RESULTS

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table below shows how the Fund’s average annual total returns for various periods compare with the MSCI Emerging Markets Index (stacked), a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past investment results (before and after taxes) are not predictive of future investment results.

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table below shows how the Fund’s average annual total returns for various periods compare with the MSCI Emerging Markets Index (stacked), a broad measure of market performance.

Calendar Year Total Returns

Highest/Lowest quarterly results during this time period were:

Highest:	33.33% (quarter ended June 30, 2009)
Lowest:	-25.28% (quarter ended December 31, 2008)

The Fund’s total return for the six months ended June 30, 2013, was -8.59%.

Average Annual Total Returns For the periods ended December 31, 2012:
Average Annual Returns EMERGING MARKETS GROWTH FUND INC	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
SHARES OF COMMON STOCK	Return Before Taxes	14.18%	(1.24%)	16.23%
After Taxes on Distributions SHARES OF COMMON STOCK	Return After Taxes on Distributions	13.64%	(2.47%)	13.95%
After Taxes on Distributions and Sale of Fund Shares SHARES OF COMMON STOCK	Return After Taxes on Distributions and Sale of Fund Shares	9.87%	(1.38%)	14.21%
MSCI Emerging Markets Index (stacked) (reflects no deduction for fees, expenses, or taxes)	MSCI Emerging Markets Index (stacked) (reflects no deduction for fees, expenses, or taxes)	18.68%	(0.70%)	16.65%

After-tax returns applicable to U.S. taxable investors are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on specific tax situations and likely will differ from the results shown above.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING MARKETS GROWTH FUND INC
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40.99% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	40.99%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses included in the fee table do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section. The Financial Highlights reflect only the operating expenses of the Fund (management fees and other expenses, as identified above) and do not include fees and expenses related to the Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Although this Example assumes an investment of $10,000, your initial investment in the Fund must be at least $100,000.
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests primarily in common stock and other equity securities of issuers in developing countries. Developing countries are also known as “emerging markets.” In determining whether an issuer is in a developing country, the Fund will consider whether the country is generally considered to be a developing country by the international financial community, where the issuer is domiciled, the location of the issuer's principal place of business and/or whether the issuer has substantial assets, or derives significant revenues or profits from developing countries. Equity securities are securities that exhibit ownership characteristics, including common and preferred stock, securities convertible into common and preferred stock and depository receipts representing ownership in common and preferred stock. These securities are discussed more fully in the section entitled “Investment Objective, Strategies and Risks.”

The investment adviser uses a system of multiple portfolio managers in managing the Fund’s assets. Under this approach, the portfolio of the Fund is divided into segments managed by individual managers who decide how their respective segments will be invested.

The Fund relies on the professional judgment of its investment adviser to make decisions about the Fund’s portfolio investments. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good, long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

This section describes the principal risks associated with the Fund’s principal investment strategies. You may lose money by investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the Fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing outside the United States — Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in developing countries.

Investing in developing countries — Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with investing in developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Additionally, there may be increased settlement risks for transactions in local securities.

Management — The investment adviser to the Fund actively manages the Fund’s investments. Consequently, the Fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	INVESTMENT RESULTS
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table below shows how the Fund’s average annual total returns for various periods compare with the MSCI Emerging Markets Index (stacked), a broad measure of market performance. This information provides some indication of the risks of investing in the Fund. Past investment results (before and after taxes) are not predictive of future investment results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows how the Fund's investment results have varied from year to year, and the table below shows how the Fund's average annual total returns for various periods compare with the MSCI Emerging Markets Index (stacked), a broad measure of market performance.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

The bar chart below shows how the Fund’s investment results have varied from year to year, and the table below shows how the Fund’s average annual total returns for various periods compare with the MSCI Emerging Markets Index (stacked), a broad measure of market performance.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Highest/Lowest quarterly results during this time period were:

Highest:	33.33% (quarter ended June 30, 2009)
Lowest:	-25.28% (quarter ended December 31, 2008)

The Fund’s total return for the six months ended June 30, 2013, was -8.59%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's total return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.59%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.28%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns applicable to U.S. taxable investors are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on specific tax situations and likely will differ from the results shown above.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns applicable to U.S. taxable investors are calculated using the highest individual federal income tax rates in effect during each year of the periods shown and do not reflect the impact of state and local taxes. Actual after-tax returns depend on specific tax situations and likely will differ from the results shown above.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns For the periods ended December 31, 2012:
MSCI Emerging Markets Index (stacked) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (stacked) (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.68%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.70%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.65%
SHARES OF COMMON STOCK
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.63%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	80
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	433
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	966
Annual Return 2003	rr_AnnualReturn2003	51.51%
Annual Return 2004	rr_AnnualReturn2004	20.74%
Annual Return 2005	rr_AnnualReturn2005	38.36%
Annual Return 2006	rr_AnnualReturn2006	36.53%
Annual Return 2007	rr_AnnualReturn2007	38.57%
Annual Return 2008	rr_AnnualReturn2008	(49.49%)
Annual Return 2009	rr_AnnualReturn2009	77.82%
Annual Return 2010	rr_AnnualReturn2010	16.79%
Annual Return 2011	rr_AnnualReturn2011	(21.53%)
Annual Return 2012	rr_AnnualReturn2012	14.18%
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.24%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.23%
SHARES OF COMMON STOCK | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.64%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.47%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.95%
SHARES OF COMMON STOCK | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.38%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	14.21%

[1]	The total annual fund operating expenses included in the fee table do not correlate to the ratio of expenses to average net assets included in the Financial Highlights section. The Financial Highlights reflect only the operating expenses of the Fund (management fees and other expenses, as identified above) and do not include fees and expenses related to the Acquired Funds.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 29, 2013